LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Cumulative Effect of Changes made to Balance Sheet and Lease Related Accounts
The cumulative effect of the changes made to the balance sheet as of January 1, 2019 for the adoption of Topic 842 were as follows:

	December 31, 2018	Adjustments	January 1, 2019
Other non-current assets	$4,544	$7,129	$11,673
Other accounts payable and accrued expenses	$(27,256)	$(4,952)	$(32,208)
Other long-term payables	$(3,672)	$(2,177)	$(5,849)

The lease related accounts as of June 30, 2019 were as follows:

June 30, 2019
Other non-current assets	$9,779
Other accounts payable and accrued expenses	$(3,838)
Other long-term payables	$(6,133)

Schedule of Components of Lease Expense and Supplemental Cash Flow Information
The components of lease expense and supplemental cash flow information related to leases for the six months ended June 30, 2019 were as follows:

Six months ended June 30, 2019

Components of lease expense
Operating lease cost	$2,667
Short-term lease	$39
Total lease expenses	$2,706

Six months ended June 30, 2019

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$2,819

Supplemental non-cash information related to lease liabilities arising from
obtaining ROU assets	$5,391

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities as of June 30, 2019 were as follows:

2019 (remaining of the year)	$2,750
2020	4,860
2021	1,077
2022	608
2023	382
2024 and thereafter	1,180
Total operating lease payments	10,857
Less: imputed interest	886
Present value of lease liability	$9,971

Schedule of Transactions with Related Parties	Transactions with related parties are as follows:
	Six months ended
	June 30,	June 30,
	2018	2019

Rent and maintenance expenses	$958	$955

Schedule of Balances with Related Parties	Balances with related parties are as follows:
	December 31,	June 30,
	2018	2019

Trade payables and accrued expenses	$43	$4